                                                                  [LINCOLN LOGO]


CHRISTINE FREDERICK, ESQUIRE
ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
350 CHURCH STREET
HARTFORD, CT 06103
TELEPHONE: 860 466 1386
FACSIMILE: 860 466 1778

May 15, 2002


U.S. Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Lincoln Life & Annuity Flexible Premium Variable Life Account M
    (the "Account")
    Lincoln Life & Annuity Company of New York ("LLANY")
    Rule 497(j) Filing
    File No. 333-52194; 811-08559

Ladies and Gentlemen:

On behalf of Lincoln Life & Annuity Company of New York and the Separate Account referenced above, we are filing a certification pursuant to Paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Supplement to the Prospectus for certain variable life insurance contracts offered by LLANY through the Account, otherwise requiring filing under Rule 497(b), does not differ from the form of the Supplement contained in the most recent post-effective amendment filed electronically on April 23, 2002.

I am representing LLANY in these matters. Please contact me in writing or at
(860) 466-1386 if you have any questions about this filing.

Sincerely,

/s/ Christine Frederick

Christine Frederick
Assistant Vice President
& Senior Counsel